Disposition of Site Equipment to Be Installed and Fixed Assets (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019
Impairment charges		$ 498,000
Disposal of business	32,000		$ 10,000
Wrote off unamortized tenant improvement allowance	890,000				$ 890,000
Write off equipment					1,392,000	$ 19,000
Other fixed assets	62,000	$ 97,000		$ 103,000	62,000
Vehicles [Member]
Leasehold improvement assets	85,000				85,000
Furniture and fixtures	197,000				197,000
Older Equipment [Member]
Leasehold improvement assets	85,000				85,000
Furniture and fixtures	197,000				197,000
Other fixed assets	502,000				502,000
Older equipment	$ 220,000				$ 220,000